Commitments And Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Initial Public Offering Between Pratyush v. Full Truck Alliance Co. Ltd [Member]
Other Commitments [Line Items]
Litigation settlement | $	$ 10,250
Capital commitment [Member]
Other Commitments [Line Items]
Other Commitment | ¥		¥ 200	¥ 296